PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial (gain) loss for the year	$ (161)	$ 650
Amortization of prior service credit	(3)	(2)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial (gain) loss for the year	1	84
Amortization of prior service credit	10	10
Pension Benefits: | Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial (gain) loss for the year	(405)	446
Prior service credit for the year	0	(45)
Amortization of actuarial (loss) gain	(14)	18
Amortization of prior service credit	3	2
Total actuarial gains and losses and prior service costs	(416)	421
Post-Retirement and Post-Employment Benefits: | Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial (gain) loss for the year	4	80
Amortization of actuarial (loss) gain	18	27
Total actuarial gains and losses and prior service costs	$ 22	$ 107